Exhibit 99.1

MONTHLY STATEMENT

Capital One Master Trust

SERIES 2002-CC

Under the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, March 23, 2007 and July 1, 2007 (as amended and supplemented, the “Agreement”), among  Capital One Bank, as Servicer, Capital One Funding, LLC, as Transferor, and The Bank of New York, as Trustee (the “Trustee”),   Capital One Bank is required to prepare certain information each month regarding current distributions to Certificateholders and the  performance of the Capital One Master Trust (the “Trust”) during the previous month. The information which is required to be prepar with respect to the Distribution Date of September 17, 2007, and with respect to the performance of the Trust during the month August, 2007, is set forth below. Current Distribution Date is September 17, 2007. Certain other information is presented based on the aggregate amounts for the Trust as a whole.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Comission (“SEC”).

Series 2002-CC Supplement to the Amended and	Included in Exhibit 4.1 to the Trust’s Form 8-K
Restated Pooling and Servicing Agreement dated	filed with the SEC on November 12, 2002.
as of October 9, 2002, relating to the COMT
Collateral Certificate.

Amended and Restated Pooling and Servicing	Included in Exhibit 4.7 to the Trust’s Form S-3/A
Agreement dated as of August 1, 2002.	filed with the SEC on September 13, 2002.

A)	CAPITAL ONE MASTER TRUST (RECEIVABLES)
	MONTHLY PERIOD: August 2007

		ACCOUNTS (a)

1)	Beginning of the Month Principal Receivables:		$43,403,193,824.34
2)	Beginning of the Month Finance Charge Receivables:		$809,273,608.16
3)	Beginning of the Month AMF Receivables :		$59,479,892.51
4)	Beginning of the Month Discounted Receivables:		$0.00
5)	Beginning of the Month Total Receivables:	28,804,019	$44,271,947,325.01
6)	Removed Principal Receivables:		$0.00
7)	Removed Finance Charge Receivables:		$0.00
8)	Removed AMF Receivables		$0.00
9)	Removed Total Receivables:	0	$0.00
10)	Additional Principal Receivables:		$1,124,362,207.19
11)	Additional Finance Charge Receivables:		$11,832,401.84
12)	Additional AMF Receivables		$310,344.49
13)	Additional Total Receivables:	642,238	$1,136,504,953.52
14)	Discounted Receivables Generated this Period		$0.00
15)	End of the Month Principal Receivables		$44,222,662,539.22
16)	End of the Month Finance Charge Receivables		$843,363,977.99
17)	End of the Month AMF Receivables		$59,696,904.98
18)	End of the Month Discounted Receivables		$0.00
19)	End of the Month Total Receivables	29,128,674	$45,125,723,422.19
20)	Beginning of the Month Excess Funding Account Balance		$0.00
21)	Adjusted Invested Amount of all Master Trust Series		$37,616,663,438.32
22)	End of the Month Seller Percentage		14.94%

(a)

Accounts include accounts which have a credit balance and accounts which have no balance because receivables may be generated with respect to such accounts in the future. Accounts do not include certain charged-off accounts with zero balances.

B)	CAPITAL ONE MASTER TRUST (DELINQUENCIES AND LOSSES)
	MONTHLY PERIOD: August 2007

			ACCOUNTS	RECEIVABLES

1)	End of the Month Delinquencies:

	2)	30 - 59 Days Delinquent	412,292	$592,197,415.78

	3)	60 - 89 Days Delinquent	253,467	$392,088,536.78

	4)	90-119 Days Delinquent	203,673	$329,204,484.93

	5)	120-149 Days Delinquent	161,527	$282,326,830.39

	6)	150 + Days Delinquent	128,670	$238,783,605.05

	7)	Total 30+ Days Delinquent	1,159,629	$1,834,600,872.93

	8)	Delinquencies 30 + Days as a Percent of End of the Month Total Receivables		4.07%

9)	Defaulted Accounts during the Month		133,221	$199,694,421.31

10)	Annualized Default Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables			5.38%

C)	CAPITAL ONE MASTER TRUST (COLLECTIONS)
	MONTHLY PERIOD: August 2007

			COLLECTIONS	PERCENTAGES

1)	Total Collections and Gross Payment Rate as a Percent of Adjusted Beginning of Month Total Receivables which includes Additional Total Receivables		$9,093,727,187.98	20.03%

2)	Collections of Principal Receivables and Principal Payment Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		$8,177,163,092.62	18.36%

	3)	Prior Month Billed Finance Charges and Fees	$670,437,909.85
	4)	Amortized AMF Income	$33,224,372.81
	5)	Interchange Collected	$133,973,636.20
	6)	Recoveries of Charged Off Accounts	$76,911,680.51
	7)	Collections of Discounted Receivables	$0.00

8)	Collections of Finance Charge Receivables and Annualized Yield as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		$914,547,599.37	24.65%

D)	CAPITAL ONE MASTER TRUST (AMF COLLECTIONS)
	MONTHLY PERIOD: August 2007

1)	Beginning Unamortized AMF Balance			$173,224,881.43
	2)	+ AMF Slug	$873,013.00
	3)	+ AMF Collections	$35,240,868.80
	4)	- Amortized AMF Income	$33,224,372.81
5)	Ending Unamortized AMF Balance			$176,114,390.42

E)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Floating Allocation Amount)
	MONTHLY PERIOD: August 2007

1)	Floating Allocation Amount			$33,525,646,889.83
2)	Floating Allocation Percentage			75.291909%

3)	Finance Charge Collections Allocated			$688,580,344.69

4)	Plus: Other amounts to be treated as Finance Charge Amounts		$170,529.04
5)	Less: Servicer Interchange		$20,953,529.31

6)	Available Funds			$667,797,344.42
7)	Allocations of Series 2002-CC Finance Charge Amounts

	a)	Class A Targeted Deposit to Interest Funding Account	$131,464,827.04
	b)	Class B Targeted Deposit to Interest Funding Account	$18,357,327.17
	c)	Class C Targeted Deposit to Interest Funding Account	$18,083,068.77

	d)	Series 2002-CC Servicing Fee to the Servicer	34,922,548.84
	e)	Series 2002-CC Servicing Fee previously due and unpaid to the Servicer	0.00

	f)	Class D Targeted Deposit to Interest Funding Account	$0.00

	g)	Series 2002-CC Defaulted Amount	$150,353,741.62

	h)	Nominal Liquidation Amount Deficits	$0.00

	i)	Accumulation Reserve Account Targeted Deposit	$0.00
	j)	Class C Reserve Account Targeted Deposit	$0.00
	k)	Class D Reserve Account Targeted Deposit	$0.00
	l)	Other deposits or payments required by Term Documents	$0.00

August 2007 COMT Yield was higher than expected as described below.  Generally, account holder lending agreements for credit cards permit grace periods as short as 25 days.  A grace period is the period of time between the date a statement is generated (a statement cycle date) and the payment due date.  Previously, grace periods have been as long as 30 days. In an effort to align grace periods to the permitted 25 days, the Bank utilized a one time delay of statement cycle dates for most account holders which moved some statement cycle dates from June 2007 to July 2007.  Given the calculation methodology of COMT Yield, the impact of the cycle delay to July impacted COMT Yield in August.  We do not anticipate that Net Losses or Yield will be materially impacted by such action in future months, and we do not anticipate any delay in the payment of interest or principal to noteholders as a result of this action.

8)	Shared Excess Finance Charges of Series 2002-CC	$314,615,830.98
9)	Total Excess Finance Charges for All Series in Group 1	$351,619,564.95
10)	Finance Charge Shortfall for Series 2002-CC	$0.00
11)	Finance Charge Shortfall for All Series in Group 1	$0.00
12)	Excess Finance Charges Allocated to Series 2002-CC	$0.00

F)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Principal Allocation Amount)
	MONTHLY PERIOD: August 2007

1)	Principal Allocation Amount	$33,525,646,889.83
2)	Principal Allocation Percentage	75.291909%
3)	Principal Collections Allocated	$6,156,742,180.27

4)	Series 2002-CC Monthly Principal Payment	1,999,646,258.38

5)	Shared Principal Collections (excess principal) of Series 2002-CC	$4,157,095,921.89
6)	Total Shared Principal Collections (excess principal) for All Series in Group	$4,926,728,611.67
7)	Principal Shortfall for Series 2002-CC	$0.00
8)	Principal Shortfall for All Series in Group 1	$0.00
9)	Shared Principal Collections Allocated to Series 2002-CC	$0.00

MONTHLY SERVICER’S CERTIFICATE

CAPITAL ONE BANK

CAPITAL ONE MASTER TRUST

SERIES 2002-CC

The undersigned, a duly authorized representative of Capital One Bank, as Servicer, pursuant to the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002 (as amended and supplemented, the “Agreement”), as supplemented by the Series 2002-CC Supplement (as amended and supplemented, the “Series Supplement”), among Capital One Funding, LLC, as Transferor, Capital One Bank, as Servicer, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or Series Supplement, as applicable.

2. Capital One Bank is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occuring on September 17, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

7. As of the date hereof, to the best knowledge of the undersigned, no Lien has been placed on any of the receivables other than pursuant to the Agreement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of September, 2007.

CAPITAL ONE BANK

as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Authorized Officer